Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Equipment notes receivable	$ 4,341,220	$ 2,692,900
Equipment loans receivable	11,429,927	6,550,448
Collateralized loan recievable		324,519
Liabilities:
Equipment notes payable	10,380,386	8,541,339
Loans payable	11,304,675	6,825,755
Carrying Value [Member]
Assets
Equipment notes receivable	4,318,732	2,692,900
Equipment loans receivable	11,399,479	6,550,448
Collateralized loan recievable		324,519
Liabilities:
Equipment notes payable	10,380,386	8,541,339
Loans payable	11,304,675	6,825,755
Fair Value [Member]
Assets
Equipment notes receivable	4,396,712	2,747,972
Equipment loans receivable	11,399,479	6,550,448
Collateralized loan recievable		333,487
Liabilities:
Equipment notes payable	10,380,386	8,541,339
Loans payable	$ 10,984,066	$ 6,825,755